Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and development expenses
Research and development expenses

	2021	2020	2019
Third-party services	54,810	29,324	27,338
Personnel expenses	20,532	13,638	10,154
Legal, consulting and patent expenses	1,301	2,380	1,983
Cost of materials	2,152	1,730	1,547
Amortization and depreciation	1,057	834	725
Other expenses	1,636	2,083	2,044
	81,488	49,989	43,791